Short-Term Borrowings And Long-Term Debt (Summary Of Subsequent Maturities Of Long-term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Long-term debt by maturity:
2015	¥ 1,686,430
2016	1,578,028
2017	2,881,228
2018	1,244,725
2019	1,074,503
2020 and thereafter	6,033,764
Total	14,498,678	12,182,358
MUFG [Member]
Long-term debt by maturity:
2015	20
2016	18
2017	13
2018	6
2019	3
2020 and thereafter	384,463
Total	384,523	384,166
BTMU [Member]
Long-term debt by maturity:
2015	1,111,236
2016	931,103
2017	2,295,298
2018	891,232
2019	529,641
2020 and thereafter	3,989,171
Total	9,747,681	8,628,064
Other Subsidiaries [Member]
Long-term debt by maturity:
2015	575,174
2016	646,907
2017	585,917
2018	353,487
2019	544,859
2020 and thereafter	1,660,130
Total	¥ 4,366,474	¥ 3,170,128